Income Taxes	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Income Taxes	Income Taxes
A reconciliation between income tax expense and the product of the accounting net (loss) income before income taxes multiplied by the Company's domestic federal and provincial combined tax rate is provided below:

	Year ended December 31,
	2023	2022
		(Recast - Note 13c)
Income before income taxes	$58,826	$57,728
Canadian statutory income tax rate	27.0%	26.5%
Income tax expense at statutory rate	15,883	15,298
Increase (decrease) in income tax provision resulting from:
Differences in tax rates in foreign jurisdictions	11,461	14,918
Other non-deductible expenses	7,953	6,526
Non-taxable (gain) loss on financial instruments	1,709	2,952
Increase in unrecorded deferred tax asset	14,918	22,140
Withholding taxes	—	6,101
Tax impact of future tax rate differences	(576)	(23)
Changes in estimate	(2,799)	(2,296)
Change from equity accounting to consolidation of Aris Gold investment	—	(1,032)
Other	(1,142)	(1,998)
Income tax expense	$47,407	$62,586
Current income tax expense	$49,226	$67,029
Deferred income tax recovery	(1,819)	(4,443)
Income tax expense	$47,407	$62,586
A summary of the components of the recognized net deferred income tax assets (liabilities) is as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets
Non-capital losses	$3,137	$550
Provisions	5,663	3,714
Other	2,168	2,458
Deferred tax liabilities
Mining interests, plant and equipment	(70,387)	(54,684)
Other	(945)	(293)
Total deferred tax liability	$(60,364)	$(48,255)

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset. Deferred tax assets are recognized for the carry-forward of unused tax losses and unused tax credits to the extent that it is probable that taxable profits will be available against which the unused tax losses/credits can be utilized.
14. Income Taxes (cont.)

A summary of the movement in net deferred tax liability is as follows:

	Year ended December 31,
	2023	2022
Balance at the beginning of the year	$48,255	$8,476
Recognized in net loss	(1,819)	(4,443)
Recognition of deferred tax liability on Aris Gold acquisition	—	49,840
Recognized in other comprehensive income (loss)	13,928	(5,618)
Balance at the end of the year	$60,364	$48,255

The Company has the following deductible temporary differences for which no deferred tax assets have been recognized:

	December 31, 2023	December 31, 2022
Non-capital losses	$149,927	$101,934
Financing fees	5,747	8,925
Investment in associates	21,407	12,000
Other	7,185	6,249
Total	$184,266	$129,108

At December 31, 2023 the Company has the following non-capital loss carry-forwards:

•Canada: $151.4 million (December 31, 2022 - $99.6 million), expiry between 2024 and 2043
•Colombia: $3.0 million (December 31, 2022 - $nil), expiry between 2024 and 2036.
•Guyana: $71.0 million (December 31, 2022 - $71.0 million), no expiry, and
•Switzerland: $6.3 million (December 31, 2022 - $4.4 million), expiry between 2024 and 2030.